Loans Held for Investment	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Loans Held for Investment

Note 3 – Loans Held for Investment

The composition of net loans held for investment by class as of December 31, 2015 and 2014 is as follows:

	2015	2014
	(dollars in thousands)
Commercial
Commercial	$52,311	$47,418
Real estate - commercial	101,198	92,517
Other real estate construction loans	17,692	22,362
Noncommercial
Real estate 1-4 family construction	5,629	3,888
Real estate - residential	83,379	89,374
Home equity	49,420	46,360
Consumer loans	8,982	8,460
Other loans	1,481	481

	320,092	310,860
Less:
Allowance for loan losses	(2,884)	(3,738)
Deferred loan (fees) costs, net	40	(7)

Loans held for investment, net	$317,248	$307,115

Although the subsidiary bank loan portfolio is diversified, there is a concentration of mortgage real estate loans, primarily 1 to 4 family residential mortgage loans, which represent 43.25% of total loans. Additionally, there is concentration in commercial loans secured primarily by real estate, shopping center locations, commercial land development, commercial buildings and equipment that represent 53.48% of total loans. There is not a concentration of a particular type of credit in this group of commercial loans.

Total recorded investment in impaired loans, which consisted of nonaccrual loans and other loans identified by management as impaired, totaled $5.5 million and $7.6 million at December 31, 2015 and 2014, respectively. There were no loans 90 days past due and still accruing at December 31, 2015 or at December 31, 2014.

Restructured loans at December 31, 2015 totaled $4.7 million and are included in the impaired loan total, compared to $6.0 million which were included in impaired loans at December 31, 2014. The carrying value of foreclosed properties held as other real estate was $5.0 million and $5.9 million at December 31, 2015 and 2014, respectively.

The Company had loans of $135.9 million and $128.9 million pledged to borrowings at Federal Home Loan Bank and the Federal Reserve Bank at December 31, 2015 and 2014, respectively.

The Company’s loan policies are written to address loan-to-value ratios and collateralization methods with respect to each lending category. Consideration is given to the economic and credit risk of lending areas and customers associated with each category.